Prepaid expenses and other current assets - Summary of Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Prepaid expenses and other current assets
Value-added tax recoverable, current	$ 2,980	$ 10,331
Deposit and prepayment for acquisitions, net of provision of $16,500 and $3,518, respectively	2,207	8,426
Other deposit and prepayment , net of provision of $1,445 and nil, respectively	5,533	7,626
Receivable from the Group's executives and employees, net of provision of $6,059 and $3,233, respectively	9,140	11,966
Other receivable, net of provision of $9639 and nil, respectively	4,827	1,610
Others, net of provision of $426 and $249, respectively	150	1,238
Total prepaid expenses and other current assets	24,837	41,197
Provision for deposit and prepayment for acquisitions	16,500	3,518
Provision for other deposit and prepayment	1,445	0
Provision for receivable from the Group's executives and employees	6,059	3,233
Provision for other receivable	9,639	0
Provision for other current assets	$ 426	$ 249